Other Non-Current Liabilities (Details) - USD ($)	Jun. 16, 2026	Jun. 10, 2024	Mar. 19, 2024	Dec. 27, 2023	Sep. 14, 2023	Aug. 08, 2023	Jun. 20, 2023	Jun. 11, 2024
Other Non-Current Liabilities [Line Items]
Loan								$ 1,150,000
Unsecured and interest-free promissory notes			$ 350,000	$ 300,000	$ 140,000	$ 210,000	$ 150,000
Plutonian Investments LLC [Member]
Other Non-Current Liabilities [Line Items]
Total amount of third party		$ 1,150,000
Promissory Note [Member]
Other Non-Current Liabilities [Line Items]
Term payable	3 years
Promissory Note [Member] | Plutonian Investments LLC [Member]
Other Non-Current Liabilities [Line Items]
Term payable		3 years